Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information (Unaudited)
Interest income	$ 13,219	$ 12,936	$ 12,681	$ 12,099	$ 11,877	$ 11,607	$ 11,350	$ 11,176	$ 50,935	$ 46,010	$ 45,756
Interest expense	2,351	2,183	1,861	1,612	1,497	1,459	1,379	1,328	8,007	5,663	4,999
Net interest income	10,868	10,753	10,820	10,487	10,380	10,148	9,971	9,848	42,928	40,347	40,757
Provision for loan losses	530	555	330	350	450	300	425	250	1,765	1,425	250
Noninterest income	2,268	2,181	2,099	2,407	2,395	2,125	1,949	2,448	8,955	8,917	9,166
Noninterest expense	9,999	9,766	9,687	9,350	9,285	9,086	9,353	9,083	38,802	36,807	36,494
Income tax expense	4,979	847	983	1,093	1,052	1,003	730	965	7,902	3,750	4,580
Net income	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 3,414	$ 7,282	$ 8,599
Net income per share
Basic earnings per share (in dollars per share)	$ (0.41)	$ 0.30	$ 0.33	$ 0.36	$ 0.34	$ 0.32	$ 0.24	$ 0.34	$ 0.59	$ 1.24	$ 1.46
Diluted earnings per share (in dollars per share)	$ (0.41)	$ 0.30	$ 0.33	$ 0.36	$ 0.34	$ 0.32	$ 0.24	$ 0.34	$ 0.59	$ 1.24	$ 1.46